Retirement benefit plan, Change in Net Defined Benefit Liability (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in net defined benefit liability [Abstract]
Net defined benefit liabilities, beginning of period	SFr 5,665	SFr 4,926	SFr 3,798
Net pension cost through statement of income	1,375	1,130	938
Re-measurement through other comprehensive loss	1,304	302	780
Employer's contribution	(859)	(693)	(590)
Net defined benefit liabilities, end of period	SFr 7,485	SFr 5,665	SFr 4,926